Auditor's Remuneration Paid to Ernst & Young LLP - Summary of Auditor's Remuneration Paid (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditor's remuneration [abstract]
Audit fees for specific procedures performed in relation to the implementation of new accounting standards	$ 0.0	$ 0.4	$ 0.5